VAN ECK VIP TRUST

(the “Registrant”)

Supplement dated March 14, 2016 to the

Prospectuses and Statements of Additional Information

dated May 1, 2015

for each series of the above named Registrant

(each a “Fund” and collectively, the “Funds”)

Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck. Accordingly, the Registrant and each Fund will be renamed as follows:

Current Registrant Name / Current Fund Name	New Registrant Name / New Fund Name, effective May 1, 2016
Van Eck VIP Trust	VanEck VIP Trust
Van Eck VIP Emerging Markets Fund	VanEck VIP Emerging Markets Fund
Van Eck VIP Global Gold Fund	VanEck VIP Global Gold Fund
Van Eck VIP Global Hard Assets Fund	VanEck VIP Global Hard Assets Fund
Van Eck VIP Long/Short Equity Index Fund	VanEck VIP Long/Short Equity Index Fund
Van Eck VIP Unconstrained Emerging Markets Bond Fund	VanEck VIP Unconstrained Emerging Markets Bond Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE